Repurchase of shares	12 Months Ended
Dec. 31, 2015
Repurchase of shares [Abstract]
Repurchase of shares
18.	Repurchase of shares

The following table is a summary of the shares repurchased by the Company during 2015 under the Repurchase Program. No shares were repurchased during 2015 except during the month indicated and all shares were purchased through privately negotiated transactions as a mean of exercising share options from Xunlei's employees pursuant to the Repurchase Program (in thousands, except per share and per ADS amounts):

Periods	Total Number of ADS Purchased	Average Price Paid Per ADS	Total Number of ADSs Purchased as Part of the Publicly Announced Plan	Approximate Dollar Value of ADSs that May Yet Be Purchased Under the Plan(note b)
March 12 - March 31 (note a)	192,803	6.44	192,803	2,814,715
April 7 – April 7	1,000	6.65	1,000	2,813,715
September 29 – September 30	2,940	7.13	2,940	2,810,775
December 18 – December 30	16,876	6.94	16,876	2,793,899
Total	213,619	—	213,619	2,793,899

Note a
In December 2014, our board of directors authorized a share repurchase program, or the Repurchase Program, whereby our company may repurchase up to US$20 million of our common shares or ADSs from December 22, 2014 to December 31, 2015. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by our management, including through Rule 10b5-1 share repurchase plans. We publicly announced the Repurchase Program on December 22, 2014.

Note b	Due to the expiration of the Repurchase Program, such amount is no longer available for repurchase after December 31, 2015.

Note c	In January 2016, our board of directors authorized a second share repurchase program, whereby our company may repurchase up to US$20 million of our common shares or ADSs from January 27, 2016 to December 31, 2016 through the same means as the Repurchase Program.